Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Income (loss) on investments

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31, 2013, 2014 and 2015:

	2013		2014		2015
	(In millions of Korean Won)
Animation Production Committee	~~W~~	—	~~W~~	—	~~W~~	—
Online Game Revolution Fund No. 1		(18)		—		—
Gravity EU SAS		—		—		—

Total equity income (loss) on investments	~~W~~	(18)	~~W~~	—	~~W~~	—